Supplement to MainSail Prospectus
                    Supplement dated September 8, 2011
             to Prospectus dated May 1, 1998 as supplemented


     Effective September 14, 2011, the following updates are made to your Mainsail Variable Annuity Prospectus and any prior supplements

The disclosure set forth below replaces the information under the heading "Definitions" found in the prospectus and any prior supplements.

Home Office - The principal office of Symetra Life Insurance Company located at 777 108th Ave NE, Suite 1200, Bellevue, Washington 98004. All communications to Symetra Life Insurance Company should be directed as listed under Inquiries.

The disclosure set forth below is added under the heading "Definitions" found in the prospectus and any prior supplements.

Inquiries -  All inquiries should be directed as follows:

For all transactions, general correspondence or if you need more information, please contact us at:

Symetra Life Insurance Company
PO Box  305156
Nashville, TN 37230-5156

For Overnight Mail:

Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

By Phone:

1-800-796-3872

On the Internet:
http://www.symetra.com

                  Supplement to MainSail Variable Annuity
                   Statement of Additional Information
                    dated May 1, 1998 as supplemented


                    Supplement dated September 8, 2011


Effective September 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at the Symetra Life Insurance Company, PO Box 305156, Nashville, TN 37230-5156.